INDEX 500



            ADVANTUS INDEX 500 FUND, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS DATED JANUARY 31, 2001          [LOGO]
                                                                 ADVANTUS-TM-
                                                                FAMILY OF FUNDS

EQUITY

[PHOTO]

ADVANTUS INDEX 500 FUND

TABLE OF CONTENTS

PERFORMANCE UPDATE                            2

INVESTMENTS IN SECURITIES                     5

STATEMENT OF ASSETS AND LIABILITIES          17

STATEMENT OF OPERATIONS                      18

STATEMENTS OF CHANGES IN NET ASSETS          19

NOTES TO FINANCIAL STATEMENTS                20

SHAREHOLDER SERVICES                         26

LETTER FROM THE PRESIDENT                                                [PHOTO]

Dear Shareholder:

Last year, the key themes in our updates were consistent: continued economic growth - albeit slower than in the past, low but rising inflation, and EXTREMELY volatile capital markets. Over several years, we saw the stock market become grossly overvalued. Valuations of many Internet and technology-related stocks got ahead of reality. Investors overbought and oversold these stocks, and overlooked the fundamentals. Consequently, the stock market experienced a series of corrections in the second half of 2000.

As valuations dropped, more and more investors moved away from the market leaders of the past several years, such as growth-oriented stocks, and found other places to invest. Volatility stretched across the broad stock market and had a profound effect on performance.

For several years, the U.S. economy was so robust that the Federal Reserve, the United States' central bank, tapped the breaks on economic growth. Through a series of six interest rate tightenings over an 18-month period, the Fed increased rates by 175 basis points (1.75 percent). This tightening strategy showed tangible results in the second half of 2000. The Fed actions, compounded with significant political uncertainty around our Presidential election and the fall from grace of many growth stocks, particularly in the technology sector, impacted the economy and the markets.

On two separate dates in January, 2001, the Fed reduced the Federal Funds Rate by 50 basis points, totaling 100 basis points (1 percent). This was to offset the accellerating slowdown in growth. We anticipate that the Fed will continue its bias to ease and may cut rates even more as the year goes forward.

We believe that volatility and uncertainty within the financial markets represent good opportunities for long-term investors. Adequate diversification, within your investment portfolio is key in all market conditions, and especially in volatile times. Be sure your investment portfolio is allocated across several asset classes. Remain focused on your objectives, and avoid over-reacting to adverse market conditions. It is the nature of markets to go up and down. Investors who take a long-term stance are generally rewarded for their disciplined investment approach.

Sincerely,

/s/ William N. Westhoff

William N. Westhoff, President
Advantus Capital Management

ADVANTUS INDEX 500 FUND
PERFORMANCE UPDATE

[PHOTO]

JAMES SEIFERT,
PORTFOLIO MANAGER
The Advantus Index 500 Fund
seeks investment results that
correspond generally to the
price and yield performance
of the common stocks included
in the Standard and Poor's
Corporation 500 Composite
Stock Index (S&P 500 Index).+
It is designed to provide an
economical and convenient
means of maintaining a broad
position in the equity market
as part of an overall
investment strategy.

  - Dividends paid quarterly.

  - Capital gains distributions paid annually.

PERFORMANCE

For the six month period ended January 31, 2001, the Advantus Index 500 Fund returned the following for each class of shares offered:

CLASS A..........................  -4.51 PERCENT*
CLASS B..........................  -4.86 PERCENT*
CLASS C..........................  -4.86 PERCENT*

This compares to the Fund's benchmark, the S&P 500 Index**, which returned -3.98 percent over the same period.

PERFORMANCE ANALYSIS

Technology companies continued their performance dominance of the S&P 500 index. In the recent past, many technology-related stocks raced ahead of reality. Investors overbought and overlooked fundamentals. As the economy slowed, growth rates fell and earnings reports fell short of expectations. Investors moved away from the growth-oriented stocks and found other places to invest.

Eight of the eleven sectors ended the six-month period with positive returns. However, the Technology and Communication Services sectors, representing 30 percent of the market capitalization of the index, ended with negative returns. Utilities (17.2 percent), Transportation (16.4 percent) and Financial (14.3 percent) led the positive performing sectors. Phillip Morris Companies, Inc., Merck & Co., Inc., Bristol Myers Squibb Co., Federal National Mortgage Association and Verizon Communications were the top five individual contributors. The top five negative contributing names for the six-month period were Intel Corporation, Cisco Systems, Inc., Nortel Networks Corporation, Lucent Technologies, Inc. and Sun Microsystems, Inc.

OUTLOOK
We foresee that the economic environment will continue to be volatile. We expect inflation to be 2.5 percent in the first half of 2001 and end the year at about one percent. For all of 2001, GDP is expected to grow at two percent. We anticipate that the Federal Reserve will continue to lower interest rates during the first half of the year. We believe that the first half of the year will be particularly choppy as the stock market continues to find its footing.

            COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE ADVANTUS INDEX 500 FUND, S&P 500 INDEX
                            AND CONSUMER PRICE INDEX

On the following chart you can see how the total return for each of the three classes of shares of the Advantus Index 500 Fund compared to the S&P 500 Index and the Consumer Price Index. The lines represent the cumulative total return of a hypothetical $10,000 investment made on the inception date of each class of shares of the Advantus Index 500 Fund (January 31, 1997) through January 31, 2001.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

(Thousands)

AVERAGE ANNUAL TOTAL RETURN:
Class A:
One year                      -7.52%
Since inception (1/31/97)     13.49%
Class B:
One year                      -7.79%
Since inception (1/31/97)     13.87%
Class C:
One year                      -2.94%
Since inception (1/31/97)     14.01%

         Class A  Class B  Class C  S&P 500 Index      CPI
1/31/97  $10,000  $10,000  $10,000        $10,000  $10,000
7/31/97  $11,464  $11,577  $12,043        $12,244  $10,075
7/31/98  $13,549  $13,701  $14,101        $14,607  $10,245
7/31/99  $16,141  $16,362  $16,644        $17,557  $10,458
7/31/00  $17,379  $17,584  $17,763        $19,129  $10,834
1/31/01  $16,595  $16,717  $16,880        $18,368  $11,023

The preceding chart is useful because it provides you with more information about your investments. There are limitations, however. An index may reflect the performance of securities that the Fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your Fund does. Performance presented for the Fund reflects the deduction of the maximum 5.5 percent front-end sales charge for Class A and the maximum applicable contingent deferred sales charge for Class B shares. Sales charges pay for your financial professional's investment advice. Individuals cannot invest in the index itself, nor can they invest in any fund which seeks to track the performance of the index without incurring some charges and expenses.

Historical performance is not an indication of future performance. Investment returns and principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost.
*Historical performance is not an indication of future performance. These performance results do not reflect the impact of Class A's maximum 5.5 percent front-end sales charge or Class B's maximum 5 percent contingent deferred sales charge.
**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Advantus Index 500 Fund is a mutual fund whose performance reflects the deduction of an investment advisory fee and other expenses.
+"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Index 500 Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
++P/E ratio is a stock's price divided by it's earnings per share.

TEN LARGEST STOCK HOLDINGS

                                                         MARKET     % OF STOCK
COMPANY                                       SHARES      VALUE      PORTFOLIO
-------                                      --------  -----------  -----------
General Electric Company                      43,884   $ 2,018,664        3.8%
Microsoft Corporation                         23,746     1,449,990        2.7%
Exxon Mobil Corporation                       15,436     1,298,939        2.4%
Pfizer, Inc.                                  27,974     1,263,026        2.3%
CitiGroup, Inc.                               22,299     1,248,075        2.3%
Cisco Systems, Inc.                           31,841     1,192,047        2.2%
Wal-Mart Stores, Inc.                         19,789     1,124,015        2.1%
Intel Corporation                             29,747     1,100,639        2.0%
AOL Time Warner, Inc.                         19,088     1,003,265        1.9%
American International Group                  10,239       870,519        1.6%
                                                       -----------  ---------
                                                       $12,569,179       23.3%
                                                       ===========  =========

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Transportation                      0.6%
Basic Materials                     3.0%
Utilities                           3.3%
Cash and Other Assets/Liabilities   5.6%
Energy                              6.0%
Communication Services              6.1%
Capital Goods                       7.9%
Consumer Cyclical                   8.1%
Consumer Staples                    9.3%
Health Care                        11.0%
Financial                          16.1%
Technology                         23.0%

                                                         ADVANTUS INDEX 500 FUND
                                                       INVESTMENTS IN SECURITIES

                                                                JANUARY 31, 2001

                                                                     (UNAUDITED)

           (Percentages of each investment category relate to total net assets.)

                                                                    MARKET
SHARES                                                             VALUE(A)
------                                                          ---------------
COMMON STOCK (94.4%)
  BASIC MATERIALS (3.0%)
    Agriculture Products (.1%)
     2,725   Archer-Daniels-Midland Company...................    $    40,684
                                                                  -----------
    Aluminum (.3%)
     1,494   Alcan Aluminium, Ltd. (c)........................         54,008
     3,769   Alcoa, Inc.......................................        138,473
                                                                  -----------
                                                                      192,481
                                                                  -----------
    Chemicals (1.6%)
     1,024   Air Products and Chemicals, Inc..................         38,676
     3,030   Dow Chemical Company.............................        103,929
       348   Eastman Chemical Company.........................         16,255
       576   Ecolab, Inc......................................         23,933
     4,658   EI Dupont De Nemours & Company...................        203,601
       470   Engelhard Corporation............................         10,598
       136   FMC Corporation (b).............................           9,569
       255   Great Lakes Chemical Corporation.................          8,619
       380   Hercules, Inc....................................          5,434
       367   International Flavors and Fragrances In..........          8,100
     5,799   Pharmacia Corporation............................        324,860
       777   PPG Industries, Inc..............................         35,882
       706   Praxair, Inc.....................................         31,297
       973   Rohm & Haas Company..............................         34,931
       360   Sigma-Aldrich Corporation........................         14,265
       603   Union Carbide Corporation........................         31,326
                                                                  -----------
                                                                      901,275
                                                                  -----------
    Construction ( -- )
       445   Vulcan Materials, Inc............................         20,239
                                                                  -----------
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
BASIC MATERIALS--CONTINUED
    Iron and Steel (.1%)
       315   Allegheny Technologies, Inc......................    $     5,308
       388   Nucor Corporation................................         16,063
       296   USX Corporation..................................          4,629
       296   Worthington Industries, Inc......................          2,842
                                                                  -----------
                                                                       28,842
                                                                  -----------
    Mining (.2%)
     1,668   Barrick Gold Corporation (c).....................         25,804
       583   Freeport-McMoran, Inc. (b).......................          6,821
     1,075   Homestake Mining Company.........................          5,321
       711   Inco, Ltd. (b) (c)...............................         11,298
       841   Newmont Mining...................................         12,993
       360   Phelps Dodge Corporation.........................         16,704
     1,363   Placer Dome, Inc. (c)............................         12,035
                                                                  -----------
                                                                       90,976
                                                                  -----------
    Paper and Forest (.7%)
       232   Bemis Company, Inc...............................          7,658
       256   Boise Cascade Corporation........................          8,430
     1,003   Georgia-Pacific Corporation......................         31,003
     2,160   International Paper Company......................         83,484
     2,405   Kimberly-Clark Corporation.......................        155,724
       372   Louisiana-Pacific Corporation....................          4,148
       458   Mead Corporation.................................         13,900
       129   Potlatch Corporation.............................          4,212
       248   Temple Inland, Inc...............................         12,646
       449   Westvaco Corporation.............................         12,074
       984   Weyerhaeuser Company.............................         51,660

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
BASIC MATERIALS--CONTINUED
       496   Willamette Industries, Inc.......................    $    23,416
                                                                  -----------
                                                                      408,355
                                                                  -----------
  CAPITAL GOODS (7.9%)
    Aerospace/Defense (1.5%)
     3,579   Allied Signal, Inc...............................        169,108
       389   B.F. Goodrich Company............................         14,004
     4,009   Boeing Company...................................        234,526
       893   General Dynamics Corporation.....................         63,385
     1,907   Lockheed Martin Corporation......................         66,135
       309   Northrop Grumman Corporation.....................         26,784
     1,519   Raytheon Company (c).............................         53,454
       843   Rockwell International Corporation...............         39,773
       661   Textron, Inc.....................................         33,711
     2,092   United Technologies Corporation..................        156,858
                                                                  -----------
                                                                      857,738
                                                                  -----------
    Containers-Metal/Glass ( -- )
       125   Ball Corporation.................................          4,995
                                                                  -----------
    Electrical Equipment (4.3%)
       769   American Power Conversion Corporation (b)........         12,592
       418   Cooper Industries, Inc...........................         18,764
     1,909   Emerson Electric Company.........................        145,084
    43,884   General Electric Company (e).....................      2,018,664
       877   Molex, Inc.......................................         38,095
     1,368   Sanmina Corporation (b)..........................         66,519
     2,744   Solectron Corporation (b)........................        109,348
       703   Thermo Electron Corporation (b)..................         20,844
                                                                  -----------
                                                                    2,429,910
                                                                  -----------
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
CAPITAL GOODS--CONTINUED
    Engineering/Construction (.1%)
     1,545   Caterpillar, Inc.................................    $    68,320
                                                                  -----------
    Machinery (.2%)
       102   Briggs & Stratton Corporation....................          4,317
     1,048   Deere & Company..................................         44,980
       907   Dover Corporation................................         37,550
       727   Ingersoll Rand Company...........................         32,213
                                                                  -----------
                                                                      119,060
                                                                  -----------
    Manufacturing (1.5%)
       501   Avery Dennison Corporation.......................         27,164
     1,349   Illinois Tool Works, Inc.........................         88,359
       380   Johnson Controls, Inc............................         24,692
       200   Millipore Corporation............................         11,100
     1,767   Minnesota Mining & Manufacturing Company.........        195,519
        82   National Service Industries, Inc.................          2,066
       500   Parker Hannifin Corporation......................         21,900
       371   Sealed Air Corporation (b).......................         11,809
     7,789   Tyco International, Ltd. (c).....................        479,802
                                                                  -----------
                                                                      862,411
                                                                  -----------
    Metal Fabrication ( -- )
       175   Timken Company...................................          2,863
                                                                  -----------
    Office Equipment (.1%)
       568   Lexmark International Group, Inc. (b)............         32,660
     1,140   Pitney Bowes, Inc................................         39,866
                                                                  -----------
                                                                       72,526
                                                                  -----------
    Trucks and Parts (.1%)
       175   Cummins Engine Company, Inc......................          6,566
       175   Navistar International Corporation (b)...........          4,860

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
CAPITAL GOODS--CONTINUED
       348   Paccar, Inc......................................    $    17,530
                                                                  -----------
                                                                       28,956
                                                                  -----------
    Waste Management (.1%)
       779   Allied Waste Industries (b)......................         11,646
     2,677   Waste Management, Inc............................         65,319
                                                                  -----------
                                                                       76,965
                                                                  -----------
  COMMUNICATION SERVICES (6.1%)
    Cellular (.2%)
     3,302   Nextel Communications, Inc. (b)..................        113,300
                                                                  -----------
    Telecommunication (2.0%)
     3,834   Global Crossing, Ltd. (b) (c)....................         84,425
    12,728   MCI Worldcom, Inc. (b)...........................        274,448
     3,329   Qualcomm, Inc. (b)...............................        279,844
     7,321   Qwest Communications International, Inc. (b).....        308,361
     3,852   Sprint Corporation...............................         95,530
     4,047   Sprint PCS Corporation (b).......................        123,433
                                                                  -----------
                                                                    1,166,041
                                                                  -----------
    Telephone (3.9%)
     1,410   Alltel Corporation...............................         83,444
    16,641   AT&T Corporation.................................        399,218
    12,042   Bell Atlantic Corporation........................        661,708
     8,274   Bellsouth Corporation............................        348,749
       628   Centurytel, Inc..................................         19,707
    15,018   SBC Communications, Inc..........................        726,120
                                                                  -----------
                                                                    2,238,946
                                                                  -----------
  CONSUMER CYCLICAL (8.1%)
    Auto (1.1%)
       237   Cooper Tire and Rubber Company...................          3,112
       567   Dana Corporation.................................         10,592
       634   Danaher Corporation..............................         40,880
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
CONSUMER CYCLICAL--CONTINUED
     2,402   Delphi Automotive Systems Corporation............    $    35,454
       327   Eaton Corporation................................         22,498
     8,358   Ford Motor Company...............................        235,612
     2,397   General Motors Corporation.......................        128,719
       598   Goodyear Tire & Rubber Company...................         15,721
     1,352   Harley-Davidson, Inc.............................         61,367
       375   ITT Industries, Inc..............................         14,944
       262   Snap-On, Inc.....................................          7,729
       540   TRW, Inc.........................................         19,634
       497   Visteon Corporation..............................          7,033
                                                                  -----------
                                                                      603,295
                                                                  -----------
    Building Materials (.1%)
       250   Centex Corporation...............................         10,210
       275   Crane Company....................................          7,554
       200   Kaufman and Broad Home Corporation...............          6,402
     1,942   Masco Corporation................................         46,608
       175   Pulte Corporation................................          6,037
                                                                  -----------
                                                                       76,811
                                                                  -----------
    Distribution Durables ( -- )
       690   Genuine Parts Company............................         17,498
                                                                  -----------
    Hardware and Tools ( -- )
       386   Black & Decker Corporation.......................         17,273
       300   The Stanley Works................................         10,296
                                                                  -----------
                                                                       27,569
                                                                  -----------
    Houseware (.5%)
     4,066   Corning, Inc.....................................        230,583
       778   Leggett & Platt, Inc.............................         16,338
       275   Maytag Corporation...............................          9,625
       331   Whirlpool Corporation............................         17,374
                                                                  -----------
                                                                      273,920
                                                                  -----------
    Leisure (.1%)
       300   Brunswick Corporation............................          5,859
       669   Hasbro, Inc......................................          7,948

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
CONSUMER CYCLICAL--CONTINUED
     1,805   Mattel, Inc......................................    $    26,822
                                                                  -----------
                                                                       40,629
                                                                  -----------
    Lodging-Hotel (.1%)
     1,546   Hilton Hotels....................................         18,305
     1,073   Marriott International, Inc......................         49,530
                                                                  -----------
                                                                       67,835
                                                                  -----------
    Photography/Imagery (.1%)
     1,376   Eastman Kodak Company............................         60,021
                                                                  -----------
    Publishing (.5%)
       399   Dow Jones and Company, Inc.......................         24,199
     1,178   Gannett Company, Inc.............................         74,685
       373   Knight-Ridder, Inc...............................         21,712
       871   McGraw-Hill Companies, Inc.......................         55,613
       228   Meredith Corporation.............................          8,048
       461   RR Donnelly & Sons Company.......................         12,604
       761   The New York Times Company.......................         33,172
     1,377   Tribune Company..................................         55,507
                                                                  -----------
                                                                      285,540
                                                                  -----------
    Retail (5.0%)
       187   American Greetings Corporation...................          2,347
       504   Autozone, Inc. (b)...............................         13,119
     1,163   Bed Bath & Beyond, Inc. (b)......................         30,892
       924   Best Buy Company, Inc. (b).......................         46,015
       817   Circuit City Stores, Inc.........................         15,441
       397   Consolidated Stores Corporation (b)..............          5,161
     1,997   Costco Wholesale Corporation (b).................         92,361
       366   Dillards, Inc....................................          5,578
     1,368   Dollar General Corporation.......................         26,649
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
CONSUMER CYCLICAL--CONTINUED
       933   Federated Department Stores (b)..................    $    41,574
     3,698   Gap, Inc.........................................        120,555
       316   Harcourt General, Inc............................         18,145
    10,248   Home Depot, Inc..................................        493,954
     1,068   JC Penney Company................................         14,920
     2,045   K-Mart Corporation (b)...........................         17,894
     1,473   Kohls Corporation (b)............................        104,583
     1,828   Limited, Inc.....................................         37,766
     1,710   Lowes Companies, Inc.............................         91,399
     1,329   May Department Stores Company....................         51,765
     1,205   Nike, Inc........................................         66,299
       498   Nordstrom, Inc...................................         10,154
     1,265   Office Depot, Inc. (b)...........................         12,675
       154   Reebok International, Ltd. (b)...................          4,195
     1,532   Sears Roebuck Company............................         59,365
     1,928   Staples, Inc. (b)................................         31,932
       859   Tandy Corporation................................         47,279
     3,966   Target Corporation...............................        150,629
       637   The Sherwin-Williams Company.....................         17,103
       668   Tiffany & Company................................         25,037
     1,207   TJX Companies, Inc...............................         37,417
       811   Toys 'R' Us, Inc. (b)............................         21,410
    19,789   Wal-Mart Stores, Inc.............................      1,124,015
                                                                  -----------
                                                                    2,837,628
                                                                  -----------
    Service (.5%)
     3,144   Cendant Corporation (b)..........................         40,275
       700   Convergys Corporation (b)........................         33,257
       338   Flour Corporation (b)............................         10,965
       471   Harrahs Entertainment, Inc. (b)..................         13,838
     1,375   Interpublic Group Companies, Inc.................         56,650
       794   Omnicom Group....................................         72,492
       416   Quintiles Transnational Corporation (b)..........          9,152

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
CONSUMER CYCLICAL--CONTINUED
       804   Robert Half International, Inc. (b)..............    $    21,507
       577   Sabre Holdings Corporation (b)...................         25,094
                                                                  -----------
                                                                      283,230
                                                                  -----------
    Textiles (.1%)
       263   Liz Clairborne, Inc..............................         12,953
       525   VF Corporation...................................         18,301
                                                                  -----------
                                                                       31,254
                                                                  -----------
  CONSUMER STAPLES (9.3%)
    Beverage (2.0%)
     4,048   Anheuser-Busch Companies, Inc....................        175,521
       300   Brown-Forman Corporation (c).....................         19,860
       164   Coors Company....................................         11,406
     6,348   Pepsico, Inc.....................................        279,756
    10,968   The Coca-Cola Company............................        636,144
     1,769   The Coca-Cola Company............................         35,751
                                                                  -----------
                                                                    1,158,438
                                                                  -----------
    Broadcasting (.6%)
     2,617   Clear Channel Communications, Inc. (b)...........        170,655
     4,042   Comcast Corporation (b)..........................        173,048
                                                                  -----------
                                                                      343,703
                                                                  -----------
    Entertainment (1.3%)
     2,533   Carnival Corporation.............................         81,715
     9,214   The Walt Disney Company..........................        280,566
     6,677   Viacom, Inc. (b).................................        368,570
                                                                  -----------
                                                                      730,851
                                                                  -----------
    Food (1.2%)
     1,881   Campbell Soup Company............................         61,885
     2,281   Conagra, Inc.....................................         53,375
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
     1,275   General Mills, Inc...............................    $    53,422
     1,552   H.J. Heinz Company...............................         67,962
       615   Hershey Foods Corporation........................         36,593
     1,712   Kellogg Company..................................         44,854
       595   Quaker Oats Company..............................         56,525
     1,271   Ralston Purina Company...........................         39,604
     3,785   Sara Lee Corporation.............................         80,393
     2,554   Unilever NV (c)..................................        144,454
       515   William Wrigley Jr. Company......................         45,011
                                                                  -----------
                                                                      684,078
                                                                  -----------
    Food & Health (.1%)
     2,978   Sysco Corporation................................         80,168
                                                                  -----------
    Household Products (1.4%)
     1,051   Clorox Company...................................         35,471
     2,567   Colgate-Palmolive Co.............................        154,225
     4,604   Gillette Compay..................................        145,578
     1,091   Newell Rubbermaid, Inc...........................         29,675
       661   Pactiv Corporation (b)...........................          7,813
     5,844   Procter & Gamble Company.........................        419,833
       157   Tupperware Corporation...........................          3,306
                                                                  -----------
                                                                      795,901
                                                                  -----------
    Personal Care (.1%)
       249   Alberto-Culver Company...........................          9,664
     1,075   Avon Products, Inc...............................         45,473
                                                                  -----------
                                                                       55,137
                                                                  -----------
    Restaurants (.4%)
       469   Darden Restaurants, Inc..........................         10,135
     5,801   McDonalds Corporation............................        170,259
       836   Starbucks Corporation (b)........................         41,748
       671   Tricon Global Restaurants, Inc. (b)..............         24,169

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
       431   Wendys International, Inc........................    $    10,335
                                                                  -----------
                                                                      256,646
                                                                  -----------
    Retail (1.0%)
     1,791   Albertsons, Inc..................................         50,775
     1,746   CVS Corporation..................................        103,363
     3,590   Kroger Company (b)...............................         88,135
        74   Longs Drug Stores Corporation....................          1,814
     2,221   Safeway, Inc. (b)................................        112,538
       520   Supervalu, Inc...................................          6,968
     4,513   Walgreen Company.................................        184,762
       549   Winn-Dixie Stores, Inc...........................         10,914
                                                                  -----------
                                                                      559,269
                                                                  -----------
    Service (.3%)
     2,803   Automatic Data Processing, Inc...................        167,788
       548   Ceridian Corporation (b).........................         10,116
       226   Deluxe Corporation...............................          4,744
                                                                  -----------
                                                                      182,648
                                                                  -----------
    Tobacco (.9%)
       629   Fortune Brands, Inc..............................         20,134
     9,963   Philip Morris Companies, Inc.....................        438,372
       725   UST, Inc.........................................         18,488
                                                                  -----------
                                                                      476,994
                                                                  -----------
  ENERGY (6.0%)
    Oil (4.2%)
       403   Amerada Hess.....................................         27,968
     2,916   Chevron Corporation..............................        242,844
     2,682   Conoco, Inc......................................         75,632
       535   Devon Energy Corporation.........................         29,318
    15,436   Exxon Mobil Corporation..........................      1,298,939
     1,548   Occidental Petroleum Corporation.................         35,155
     1,138   Phillips Petroleum Company.......................         66,721
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
ENERGY--CONTINUED
     9,481   Royal Dutch Petroleum Company (c)................    $   572,178
     1,085   Union Oil Company of California..................         37,454
     1,294   USX-Marathon Group...............................         35,404
                                                                  -----------
                                                                    2,421,613
                                                                  -----------
    Oil & Gas (1.8%)
     1,129   Anadarko Petroleum Corporation...................         64,240
       507   Apache Finance Property..........................         29,203
       315   Ashland, Inc.....................................         11,652
     1,478   Baker Hughes, Inc................................         61,115
       966   Burlington Resources, Inc........................         40,862
       565   EOG Resources, Inc...............................         24,713
     1,991   Halliburton Company..............................         82,009
       425   Kerr-McGee Corporation...........................         27,481
       169   McDermott International, Inc. (b)................          2,383
       684   Nabors Industries, Inc. (b)......................         40,363
       597   Noble Drilling Corporation (b)...................         26,937
       400   Rowan Companies, Inc. (b)........................         10,920
     2,547   Schlumberger, Ltd................................        195,610
       400   Sunoco, Inc......................................         12,800
     2,463   Texaco, Inc......................................        151,228
       646   Tosco Corporation................................         21,828
     1,401   Transocean Sedco Forex, Inc......................         63,675
     1,796   Veritas DGC, Inc. (b)............................        170,396
                                                                  -----------
                                                                    1,037,415
                                                                  -----------
  FINANCIAL (16.1%)
    Auto Finance (.3%)
     3,932   Fleet Boston Financial Corporation...............        170,413
                                                                  -----------

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
FINANCIAL--CONTINUED
    Banks (5.3%)
     1,583   AmSouth Bancorporation...........................    $    27,433
     7,239   Bank of America Corporation......................        389,629
     5,063   Bank One Corporation.............................        198,470
     1,787   BB&T Corporation.................................         65,458
     8,514   Chase Manhattan Corporation......................        468,185
       779   Comerica Bank....................................         46,974
     2,078   Fifth Third BanCorporation.......................        123,122
     3,232   First Bank System, Inc...........................         95,506
     4,300   First Union Corporation..........................        145,899
     4,181   Firstar Bank Milwaukee...........................         98,672
     1,023   Huntington Bancshares, Inc.......................         15,793
     1,823   KeyCorporation...................................         48,601
     2,181   Mellon Bank NA...................................        101,635
     2,614   National City BanCorporation.....................         73,846
       992   Northern Trust Corporation.......................         76,384
       569   Old Kent Financial Corporation...................         24,746
       877   Regions Financial Corporation....................         26,091
       752   SouthTrust Corporation...........................         33,370
       711   State Street Corporation.........................         80,293
       777   Summit BanCorporation............................         33,986
     1,332   Suntrust Banks, Inc..............................         89,111
     1,169   Synovus Financial Corporation....................         32,346
     3,299   The Bank of New York Company, Inc................        180,554
       626   Union Planters Corporation.......................         24,013
       908   Wachovia Corporation.............................         61,699
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
FINANCIAL--CONTINUED
     7,556   Wells Fargo & Company............................    $   389,210
                                                                  -----------
                                                                    2,951,026
                                                                  -----------
    Consumer Finance (1.2%)
     5,951   American Express Company.........................        280,292
       877   Capital One Financial Corporation................         55,269
     1,072   CIT Group, Inc...................................         25,181
     2,111   Household International, Inc.....................        121,341
     3,806   MBNA Corporation.................................        137,739
       707   SLM Holding Corporation..........................         44,421
                                                                  -----------
                                                                      664,243
                                                                  -----------
    Public Finance (.2%)
       510   Countrywide Credit Industries, Inc...............         24,587
     1,306   PNC Financial Services Group.....................         96,670
                                                                  -----------
                                                                      121,257
                                                                  -----------
    Finance-Diversified (1.3%)
       471   Ambac Financial Group, Inc.......................         26,239
     1,129   American General Corporation.....................         85,917
     3,106   Federal Home Loan Mortgage.......................        189,466
     4,501   Federal National Mortgage Association............        333,884
       470   MGIC Investment Corporation......................         27,020
       724   Moodys Corporation...............................         20,272
     1,003   Stilwell Financial, Inc. (b).....................         43,590
                                                                  -----------
                                                                      726,388
                                                                  -----------
    Insurance (3.5%)
       635   Aetna, Inc. (b)..................................         24,276
     1,185   Aflac, Inc.......................................         69,891
     3,281   Allstate Corporation.............................        127,565

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
FINANCIAL--CONTINUED
    10,239   American International Group.....................    $   870,519
     1,140   AON Corporation..................................         40,071
       782   Chubb Corporation................................         56,304
       749   Cigna Corporation................................         83,251
       729   Cincinnati Financial Corporation.................         25,925
     1,353   Conseco Financing Trust II.......................         22,839
     1,002   Hartford Financial Services Group, Inc...........         61,623
       465   Jefferson-Pilot Corporation......................         30,737
       868   Lincoln National Corporation.....................         38,930
       471   Loews Corporation................................         45,781
     1,213   Marsh and McLennan Companies, Inc................        131,186
       443   MBIA, Inc........................................         31,754
     3,334   MetLife, Inc.....................................        109,422
       325   Progressive Corporation..........................         30,534
     1,262   Providian Financial Corporation..................         73,638
       577   Safeco Corporation...............................         14,425
     1,009   The St Paul Companies, Inc.......................         48,452
       584   Torchmark Corporation............................         20,259
     1,075   Unumprovident Corporation........................         31,412
       275   Wellpoint Health Networks, Inc. (b)..............         26,529
                                                                  -----------
                                                                    2,015,323
                                                                  -----------
    Investment Bankers/Brokers (4.0%)
       504   Bear Stearns & Company, Inc......................         31,097
       437   Block Financial Corporation......................         18,944
     6,069   Charles Schwab Corporation.......................        160,282
    22,299   CitiGroup, Inc...................................      1,248,075
     1,105   Franklin Resources, Inc..........................         51,670
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
FINANCIAL--CONTINUED
     1,068   Lehman Brothers Holdings, Inc....................    $    87,875
     3,589   Merrill Lynch & Company, Inc.....................        260,203
     5,027   Morgan Stanley Dean Witter & Company.............        426,038
       532   T. Rowe Price Associates, Inc....................         20,748
                                                                  -----------
                                                                    2,304,932
                                                                  -----------
    Real Estate Investment Trust - Hotels (.1%)
       872   Starwood Hotels & Resorts Worldwide, Inc.........         33,572
                                                                  -----------
    Savings and Loans (.3%)
       940   Charter One Financial, Inc.......................         26,546
       718   Golden West Financial Corporation................         38,442
     2,408   Washington Mutual, Inc...........................        116,186
                                                                  -----------
                                                                      181,174
                                                                  -----------
  HEALTH CARE (11.0%)
    Biotechnology (.6%)
     4,595   Amgen, Inc. (b)..................................        323,086
       668   Biogen, Inc. (b).................................         43,086
                                                                  -----------
                                                                      366,172
                                                                  -----------
    Drugs (7.0%)
     5,825   American Home Products Corporation...............        344,258
     8,682   Bristol-Myers Squibb Company.....................        537,329
     1,250   Cardinal Health, Inc.............................        119,125
       832   Chiron Corporation (b)...........................         34,892
     5,047   Eli Lilly & Company..............................        397,704
       894   Forest Laboratores, Inc. (b).....................         59,862
       780   King Pharmaceuticals, Inc. (b)...................         35,342
       895   Medimmune, Inc. (b)..............................         35,576
    10,180   Merck & Company, Inc.............................        836,592

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
HEALTH CARE--CONTINUED
    27,974   Pfizer, Inc......................................    $ 1,263,026
     6,546   Schering-Plough Corporation......................        329,918
       425   Watson Pharmaceuticals, Inc. (b).................         22,126
                                                                  -----------
                                                                    4,015,750
                                                                  -----------
    Health Care-Diversified (1.8%)
     6,826   Abbott Laboratories..............................        306,214
       584   Allergan, Inc....................................         47,742
     1,623   Healthsouth Corporation (b)......................         24,264
     6,213   Johnson & Johnson................................        578,617
     1,407   Tenet Healthcare Corporation (b).................         61,373
                                                                  -----------
                                                                    1,018,210
                                                                  -----------
    Hospital Management (.2%)
     2,493   Columbia/HCA Healthcare Corporation..............         93,263
                                                                  -----------
    Managed Care (.2%)
       357   HCR Manor Care, Inc. (b).........................          6,872
       644   Humana, Inc. (b).................................          7,696
     1,269   McKesson HBOC, Inc...............................         41,458
     1,496   Unitedhealth Group, Inc..........................         84,389
                                                                  -----------
                                                                      140,415
                                                                  -----------
    Medical Products/Supplies (1.2%)
     1,020   Alza Corporation (b).............................         42,228
       257   Bausch & Lomb, Inc...............................         12,033
     1,306   Baxter International, Inc........................        114,771
     1,131   Becton Dickinson and Company.....................         38,884
       794   Biomet, Inc......................................         26,748
     1,715   Boston Scientific Corporation (b)................         28,743
       227   CR Bard, Inc.....................................         10,496
     1,371   Guidant Corporation (b)..........................         67,865
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
HEALTH CARE--CONTINUED
     5,353   Medtronic, Inc...................................    $   289,062
       451   Pall Corporation.................................         11,004
       374   St. Jude Medical, Inc. (b).......................         22,814
       876   Stryker Corporation..............................         39,595
                                                                  -----------
                                                                      704,243
                                                                  -----------
  TECHNOLOGY (23.0%)
    Communications Equipment (2.0%)
     3,349   ADC Telecommunications, Inc. (b).................         48,770
       262   Andrew Corporation (b)...........................          5,191
    14,796   Lucent Technologies, Inc.........................        275,206
     9,643   Motorola, Inc....................................        219,957
    13,794   Nortel Networks Corporation (c)..................        527,345
       700   Scientific-Atlanta, Inc..........................         42,000
                                                                  -----------
                                                                    1,118,469
                                                                  -----------
    Computer Hardware (4.1%)
     1,352   Apple Computer, Inc. (b).........................         29,237
     7,495   Compaq Computer Corporation......................        177,706
     2,540   Computer Associates International, Inc...........         91,465
    11,459   Dell Computer Corporation (b)....................        299,366
     1,340   Gateway, Inc. (b)................................         28,462
     8,812   Hewlett-Packard Company..........................        323,753
     7,692   International Business Machines Corporation......        861,504
       429   NCR Coporation (b)...............................         20,489
     2,524   Palm, Inc. (b)...................................         68,464
    14,057   Sun Microsystems, Inc. (b).......................        429,617
     2,879   Xerox Corporation................................         23,521
                                                                  -----------
                                                                    2,353,584
                                                                  -----------

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
    Computer Networking (2.3%)
       362   Adaptec, Inc. (b)................................    $     5,294
       723   Cabletron Systems, Inc. (b)......................         14,894
    31,841   Cisco Systems, Inc. (b)..........................      1,192,047
     2,454   Yahoo!, Inc. (b).................................         91,565
                                                                  -----------
                                                                    1,303,800
                                                                  -----------
    Computer Peripherals (1.5%)
     9,643   EMC Corporation (b)..............................        732,772
     1,415   Network Appliance, Inc. (b)......................         75,879
       402   Qlogic Corporation (b)...........................         35,376
                                                                  -----------
                                                                      844,027
                                                                  -----------
    Computer Services & Software (6.7%)
     1,054   Adobe Systems, Inc...............................         46,047
    19,088   AOL Time Warner, Inc.............................      1,003,265
       274   Autodesk, Inc....................................         10,104
     1,002   BMC Software, Inc. (b)...........................         29,121
     1,093   BroadVision, Inc. (b)............................         14,687
       829   Citrix Systems, Inc. (b).........................         29,740
       751   Computer Sciences Corporation (b)................         48,515
     1,530   Compuware Corporation (b)........................         19,029
       680   Comverse Technology, Inc. (b)....................         77,053
       367   Mercury Interactive Corporation (b)..............         31,883
    23,746   Microsoft Corporation (b)........................      1,449,990
     1,351   Novell, Inc. (b).................................         11,652
    24,943   Oracle Systems (b)...............................        726,465
     1,116   Parametric Technology Corporation (b)............         16,601
       931   PE Corporation-PE Biosystems Group...............         78,204
     1,249   Peoplesoft, Inc. (b).............................         51,209
       474   Sapient Corporation (b)..........................          7,999
     1,862   Siebel Systems, Inc. (b).........................        123,474
     1,298   Unisys Corporation (b)...........................         22,261
                                                                  -----------
                                                                    3,797,299
                                                                  -----------
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
    Computer Systems (.1%)
     1,328   IMS Health, Inc..................................    $    33,492
                                                                  -----------
    Electrical Equipment (.2%)
     1,291   Maxim Integrated Products (b)....................         78,832
       350   Tektronix, Inc. (b)..............................         13,475
       159   Thomas and Betts Corporation.....................          3,091
       419   W.W. Grainger, Inc...............................         16,500
                                                                  -----------
                                                                      111,898
                                                                  -----------
    Electrical Instruments (.6%)
     2,024   Agilent Technologies, Inc. (b)...................        110,409
     4,182   JDS Uniphase Corporation (b).....................        229,226
       225   Perkin Elmer, Inc................................         21,935
                                                                  -----------
                                                                      361,570
                                                                  -----------
    Semiconductor Equipment (3.5%)
     1,291   Advanced Micro Devices (b).......................         31,759
     1,682   Altera Corporation (b)...........................         50,881
     1,587   Analog Devices, Inc. (b).........................         99,346
     1,059   Broadcom Corporation (b).........................        116,424
    29,747   Intel Corporation................................      1,100,639
       820   Jabil Circuit, Inc. (b)..........................         31,570
       831   KLA-Tencor Corporation (b).......................         38,226
       775   Teradyne, Inc. (b)...............................         33,961
     7,623   Texas Instruments, Inc...........................        333,887
       805   Vitesse Semiconductor Corporation (b)............         57,205
     1,482   Xilinx, Inc. (b).................................         80,028
                                                                  -----------
                                                                    1,973,926
                                                                  -----------
    Semiconductors (1.0%)
     3,624   Applied Materials, Inc. (b)......................        182,333
     1,314   Applied Micro Circuits Corp (b)..................         96,579
       954   Conexant Systems, Inc. (b).......................         17,232

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
     1,390   Linear Technology Corporation....................    $    87,049
     1,286   LSI Logic Corporation (b)........................         31,880
     2,523   Micron Technology, Inc. (b)......................        115,478
       693   National Semiconductor Corporation (b)...........         19,889
       601   Novellus Systems, Inc. (b).......................         29,073
       295   Power-One, Inc. (b)..............................         13,883
                                                                  -----------
                                                                      593,396
                                                                  -----------
    Service (.7%)
     1,143   Avaya, Inc. (b)..................................         20,003
     2,084   Electronic Data Systems Corporation..............        115,975
       631   Equifax, Inc.....................................         18,709
     1,812   First Data Corporation...........................        110,188
       914   Intuit, Inc. (b).................................         36,103
     1,663   Paychex, Inc.....................................         75,043
                                                                  -----------
                                                                      376,021
                                                                  -----------
    Telecommunication (.3%)
       656   Symbol Technologies, Inc.........................         31,029
     1,833   Tellabs, Inc. (b)................................        118,801
                                                                  -----------
                                                                      149,830
                                                                  -----------
  TRANSPORTATION (.6%)
    Air Freight (.1%)
     1,273   FedEx Corporation (b)............................         57,769
                                                                  -----------
    Airlines (.2%)
       670   AMR Corporation (b)..............................         26,190
       574   Delta Air Lines, Inc.............................         27,104
     2,227   Southwest Airlines Company.......................         69,772
       317   US Airways Group, Inc. (b).......................         14,217
                                                                  -----------
                                                                      137,283
                                                                  -----------
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
TRANSPORTATION--CONTINUED
    Railroads (.3%)
     1,706   Burlington Northern Santa Fe Corporation.........    $    52,221
       877   CSX Corporation..................................         26,749
     1,613   Norfolk Southern Railway Company.................         26,340
     1,108   Union Pacific Corporation........................         58,702
                                                                  -----------
                                                                      164,012
                                                                  -----------
    Trucking ( -- )
       175   Ryder System, Inc................................          3,474
                                                                  -----------
  UTILITIES (3.3%)
    Electric Companies (2.0%)
     2,171   AES Corporation (b)..............................        125,115
       496   Allegheny Energy, Inc............................         22,632
       613   Ameren Corporation...............................         24,998
     1,439   American Electric Power Company, Inc.............         62,237
       923   Carolina Power & Light Company...................         38,028
       710   Cinergy Corporation..............................         21,549
       882   Consolidated Edison Company of New York, Inc.....         30,817
       669   Constellation Energy Group.......................         26,553
       484   Consumers Energy Company.........................         14,278
     1,063   Dominion Resources, Inc..........................         65,693
       644   DTE Energy Company...............................         22,727
     3,290   Duke Energy Corporation..........................        120,315
     1,355   Edison International.............................         18,076
       996   Entergy Corporation..............................         35,278
     1,021   Firstenergy Corporation..........................         28,435
       796   FPL Group, Inc...................................         46,168
       548   GPU, Inc.........................................         17,552
       632   Niagara Mohawk Holdings, Inc. (b)................         10,953
       903   Nisource, Inc....................................         24,291

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
UTILITIES--CONTINUED
     1,623   Pacific Gas and Electric Company.................    $    23,128
     1,446   PECO Energy Company..............................         87,497
       375   Pinnacle West Capital Corporation................         16,189
       646   PPL Corporation..................................         27,100
       971   Public Service Enterprise Group, Inc.............         39,724
     1,313   Reliant Energy, Inc..............................         49,500
     2,798   Southern Company.................................         81,646
     1,180   TXU Electric & Gas...............................         44,521
                                                                  -----------
                                                                    1,125,000
                                                                  -----------
    Natural Gas (1.1%)
     1,383   Dynegy, Inc......................................         67,352
     2,217   El Paso Energy Corporation.......................        139,449
     3,302   Enron Corporation................................        264,160
       607   Keyspan Corporation..............................         22,945
                                                                    MARKET
SHARES                                                             VALUE(A)
---------------------------------------------------------------------------
UTILITIES--CONTINUED
       512   Kinder Morgan Energy Partners....................    $    27,827
       209   Nicor, Inc.......................................          7,453
       137   Oneok, Inc.......................................          6,123
       158   Peoples Energy Corporation.......................          5,805
       812   Sempra Energy....................................         16,540
     2,101   Williams Companies, Inc..........................         82,212
                                                                  -----------
                                                                      639,866
                                                                  -----------
    Power Products-Industrial (.2%)
     1,236   Calpine Corporation (b)..........................         49,329
     1,515   Xcel Energy, Inc.................................         38,587
                                                                  -----------
                                                                       87,916
                                                                  -----------
Total common stock (cost: $40,342,148)........................    $53,851,987
                                                                  -----------

SHARES
------
SHORT-TERM SECURITIES (6.0%)
   2,354,684     Federated Money Market Obligations Trust--Prime
                  Obligation Fund,
                  current rate 6.170%.............................     2,354,684
   1,018,528     Provident Institutional Fund--TempFund Portfolio,
                  current rate 6.200%.............................     1,018,528
      38,333     Wells Fargo & Company--Cash Investment Fund,
                  current rate 6.200%.............................        38,333
                                                                    ------------
                 Total short-term securities (cost: $3,411,545)...  $  3,411,545
                                                                    ------------
                 Total investments in securities
                  (cost: $43,753,693) (d).........................  $ 57,263,532
                                                                    ============

Notes to Investments in Securities
-----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 3.5% of net assets in foreign securities as of January 31, 2001.
(d) At January 31, 2001 the cost of securities for federal income tax purposes was $44,534,992. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation.                                           $   16,100,363
  Gross unrealized depreciation..........................................      (3,371,823)
                                                                           --------------
  Net unrealized appreciation............................................  $   12,728,540
                                                                           ==============

(e) Partially pledged as initial margin deposit on open stock index futures purchase contracts (see note 6 to the financial statements).

                                                         ADVANTUS INDEX 500 FUND
                                             STATEMENT OF ASSETS AND LIABILITIES

                                                                JANUARY 31, 2001

                                                                     (UNAUDITED)

                                    ASSETS
Investments in securities, at market value - see accompanying schedule for detailed listing
 (identified cost: $43,753,693)..................................  $57,263,532
Receivable for investment securities sold........................       68,307
Accrued interest receivable......................................       16,645
Dividends receivable.............................................       37,662
Organizational costs (note 5)....................................       17,764
Receivable from adviser..........................................       17,156
                                                                   -----------
    Total assets.................................................   57,421,066
                                                                   -----------
                                 LIABILITIES
Payable for investment securities purchased......................       36,516
Payable for Fund shares redeemed.................................      218,158
Payable to Adviser...............................................       73,829
Variation margin payable (note 6)................................       22,750
                                                                   -----------
    Total liabilities............................................      351,253
                                                                   -----------
Net assets applicable to outstanding capital stock...............  $57,069,813
                                                                   ===========
Represented by:
  Capital stock - authorized 10 billion shares (Class A - 2
  billion shares, Class B - 2 billion shares, Class C -
  2 billion shares and 4 billion shares unallocated) of $.01 par
  value..........................................................  $    32,013
  Additional paid-in capital.....................................   44,904,607
  Undistributed (distributions in excess of) net investment
  income.........................................................        1,121
  Accumulated net realized losses from investments and foreign
  currency transactions..........................................   (1,344,667)
  Unrealized appreciation on investments.........................   13,476,739
                                                                   -----------
    Total - representing net assets applicable to outstanding
    capital stock................................................  $57,069,813
                                                                   ===========
Net assets applicable to outstanding Class A shares..............  $27,838,503
                                                                   ===========
Net assets applicable to outstanding Class B shares..............  $26,035,245
                                                                   ===========
Net assets applicable to outstanding Class C shares..............  $ 3,196,065
                                                                   ===========
Shares outstanding and net asset value per share:
  Class A - Shares outstanding 1,549,102.........................  $     17.97
                                                                   ===========
  Class B - Shares outstanding 1,471,156.........................  $     17.70
                                                                   ===========
  Class C - Shares outstanding 181,007...........................  $     17.66
                                                                   ===========

                See accompanying notes to financial statements.

ADVANTUS INDEX 500 FUND
STATEMENT OF OPERATIONS
PERIOD FROM AUGUST 1, 2000 TO JANUARY 31, 2001

(UNAUDITED)

Investment income:
  Interest.......................................................  $   139,033
  Dividends......................................................      300,793
                                                                   -----------
    Total investment income......................................      439,826
                                                                   -----------
Expenses (note 4):
  Investment advisory fee........................................       95,231
  Rule 12b-1 - Class A...........................................       32,154
  Rule 12b-1 - Class B...........................................      135,491
  Rule 12b-1 - Class C...........................................       15,981
  Administrative services fee....................................       37,200
  Amortization of organizational costs...........................        8,882
  Transfer agent fees............................................      109,939
  Custodian fees.................................................       10,949
  Auditing and accounting services...............................        8,458
  Legal fees.....................................................        4,000
  Directors' fees................................................          780
  Registration fees..............................................       17,930
  Printing and shareholder reports...............................       29,110
  Insurance......................................................        1,130
  Licensing fee..................................................        2,605
  Other..........................................................        1,808
                                                                   -----------
      Total expenses.............................................      511,648
                                                                   -----------
  Less fees and expenses waived or absorbed by Adviser:
    Class A distribution fees....................................      (12,862)
    Other fund expenses..........................................     (159,966)
                                                                   -----------
      Total fees and expenses waived or absorbed.................     (172,828)
                                                                   -----------
      Total net expenses.........................................      338,820
                                                                   -----------
      Investment income - net....................................      101,006
                                                                   -----------
  Net realized losses on investments (note 3)....................     (386,225)
  Net change in unrealized appreciation or depreciation on
    investments..................................................   (2,124,867)
                                                                   -----------
      Net losses on investments..................................   (2,511,092)
                                                                   -----------
Net increase in net assets resulting from operations.............  $(2,410,086)
                                                                   ===========

                See accompanying notes to financial statements.

                                                         ADVANTUS INDEX 500 FUND
                                             STATEMENTS OF CHANGES IN NET ASSETS
     PERIOD FROM AUGUST 1, 2000 TO JANUARY 31, 2001 AND YEAR ENDED JULY 31, 2000

                                                                     (UNAUDITED)

                                                                       2001          2000
                                                                   ------------  ------------
Operations:
  Investment income - net........................................  $   101,006   $    33,806
  Net realized loss on investments...............................     (386,225)     (534,922)
  Net change in unrealized appreciation or depreciation on
    investments..................................................   (2,124,867)    4,409,207
                                                                   -----------   -----------
      Increase (decrease) in net assets resulting from
        operations...............................................   (2,410,086)    3,908,091
                                                                   -----------   -----------
Distributions to shareholders from:
  Investment income - net:
    Class A......................................................      (76,156)      (43,000)
    Class B......................................................      (26,452)           --
    Class C......................................................       (3,392)           --
  Net realized gains on investments:
    Class A......................................................      (79,075)     (209,841)
    Class B......................................................      (75,120)     (214,072)
    Class C......................................................       (8,718)      (25,736)
                                                                   -----------   -----------
      Total distributions........................................     (268,913)     (492,649)
                                                                   -----------   -----------
Capital share transactions: (notes 4 and 6):
  Proceeds from sales:
    Class A......................................................    5,658,821     4,922,687
    Class B......................................................    1,534,647     6,419,725
    Class C......................................................      525,408     1,221,043
  Proceeds from issuance of shares as a result of reinvested dividends:
    Class A......................................................      105,019       162,568
    Class B......................................................      104,295       211,887
    Class C......................................................       12,614        25,534
  Payments for redemption of shares:
    Class A......................................................   (1,567,148)   (7,515,763)
    Class B......................................................   (2,251,851)   (4,330,082)
    Class C......................................................     (341,244)   (1,175,301)
                                                                   -----------   -----------
      Increase (decrease) in net assets from capital share
        transactions.............................................    3,780,561       (57,702)
                                                                   -----------   -----------
      Total increase in net assets...............................    1,101,562     3,357,740
Net assets at beginning of period................................   55,968,251    52,610,511
                                                                   -----------   -----------
Net assets at end of period (including undistributed net
  investment income of $1,121 and $6,115, respectively)..........  $57,069,813   $55,968,251
                                                                   ===========   ===========

                See accompanying notes to financial statements.

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2001
(UNAUDITED)

(1) ORGANIZATION

    Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund's investment objective is to seek investment results that correspond, generally, before sales charges and other Fund expenses, to the aggregate price and yield performance of the common stocks included in the S&P 500 Index.

    The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C shares are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the Fund are summarized as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    The Funds net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term securities are valued at market.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

                                                         ADVANTUS INDEX 500 FUND
                                       NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

  FUTURES TRANSACTION

    To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may correlate with changes in the value of the underlying securities.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognized a realized gain or loss when the contract is closed or expires.

  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

    On the statement of assets and liabilities, as a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income and decrease additional paid-in capital by $5,404.

  DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.

(3) INVESTMENT SECURITY TRANSACTIONS

    For the period ended January 31, 2001, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $8,157,779 and $5,336,584 respectively.

(4) EXPENSES AND RELATED PARTY TRANSACTIONS

    The Fund has an investment advisory agreement with Advantus Capital Management, Inc. (Advantus Capital or the advisor) a wholly owned subsidiary of Minnesota Life Insurance Company (Minnesota Life). Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent. The Fund has engaged PFPC Global Fund Services to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services.

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4) EXPENSES AND RELATED PARTY TRANSACTIONS - (CONTINUED)

    The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays fees to Ascend Financial Services, Inc. (Ascend), the underwriter of the Fund and wholly-owned subsidiary of Advantus Capital, to be used to pay certain expenses incurred in connection with the distribution and servicing of the Fund's shares. The Class A Plan provides for a servicing fee up to .25 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C
1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Ascend is currently waiving that portion of Class A
Rule 12b-1 fees which exceeds, as a percentage of average daily net assets,
 .15 percent. Ascend waived Class A Rule 12b-1 fees in the amount of $12,862 for the period ended January 31, 2001.

    The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

    The Fund has entered in a shareholder and administrative services agreement with Minnesota Life. Under this agreement, effective December 1, 2000, the Fund pays a shareholder services fee, equal to $7 per shareholder account annually, to Minnesota Life for shareholder services which Minnesota Life provides. Prior to December 1, 2000, the shareholder services fee was $5 per shareholder account annually. The Fund also pays Minnesota Life an administrative services fee is equal to $6,200 per month for accounting, auditing, legal and other administrative services which Minnesota Life provides. Prior to August 1, 1999, the administrative services fee was $5,700 per month.

    Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the period ended January 31, 2001, Advantus Capital voluntarily agreed to absorb $159,966 in expenses which were otherwise payable by the Fund.

    Sales charges received by Ascend for distributing the Fund's three classes of shares amounted to $42,685.

    As of January 31, 2001, Minnesota Life and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                                            NUMBER OF SHARES    PERCENTAGE OWNED
                                            ----------------    ----------------
Class A.................................        500,000                32.3%
Class B.................................          5,200                  .4%
Class C.................................          5,191                 2.9%

    Legal fees were paid to a law firm of which the Fund's secretary is a partner in the amount of $2,318.

(5) ORGANIZATIONAL COSTS

    The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund

                                                         ADVANTUS INDEX 500 FUND
                                       NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5) ORGANIZATIONAL COSTS - (CONTINUED)

are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

(6) STOCK INDEX FUTURES CONTRACTS

    Investments in securities as of January 31, 2001, included securities valued at $1,614,600 in the Advantus Index 500 Fund that were used as collateral to cover initial margin deposits in ten open purchase contracts in the Advantus Index 500 Fund. The market value of the open purchase contracts as of January 31, 2001 was $3,432,250 in the Advantus Index 500 Fund with an unrealized loss of $33,100 in the Advantus Index 500 Fund.

(7) CAPITAL SHARE TRANSACTIONS

    Transactions in shares for the period ended January 31, 2001, and year ended July 31, 2000 were as follows:

                                                    CLASS A                  CLASS B                CLASS C
                                            -----------------------    --------------------    ------------------
                                               2001          2000        2001        2000       2001       2000
                                            -----------    --------    --------    --------    -------    -------
Sold....................................      321,974       265,563      85,125     350,143     29,142     67,173
Issued for reinvested distributions.....        6,088         8,595       6,151      11,262        747      1,336
Redeemed................................      (85,199)     (404,873)   (122,834)   (230,884)   (18,818)   (63,943)
                                              -------      --------    --------    --------    -------    -------
                                              242,863      (130,715)    (31,558)    130,521     11,071      4,596
                                              =======      ========    ========    ========    =======    =======

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED

(8) FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock and selected information for each period are as follows:

                                                                             CLASS A
                                                    ---------------------------------------------------------
                                                    PERIOD FROM
                                                     AUGUST 1,                                    PERIOD FROM
                                                      2000 TO          YEAR ENDED JULY 31,        JANUARY 31,
                                                    JANUARY 31,     -------------------------     1997(D) TO
                                                       2001          2000     1999     1998          1997
                                                    -----------     -------  -------  -------     -----------
Net asset value, beginning of period..............    $ 18.93       $ 17.74  $ 15.06  $ 12.89       $10.68
                                                      -------       -------  -------  -------       ------
Income from investment operations:
  Net investment income (loss)....................        .07           .11      .11      .10          .06
  Net gains (losses) on securities (both realized
    and unrealized)...............................       (.93)         1.26     2.74     2.21         2.21
                                                      -------       -------  -------  -------       ------
    Total from investment operations..............       (.86)         1.37     2.85     2.31         2.27
                                                      -------       -------  -------  -------       ------
Less distributions:
  Dividends from net investment income............       (.05)         (.03)    (.10)    (.12)        (.06)
  Distributions from net realized gains...........       (.05)         (.15)    (.07)    (.02)           -
                                                      -------       -------  -------  -------       ------
    Total distributions...........................       (.10)         (.18)    (.17)    (.14)        (.06)
                                                      -------       -------  -------  -------       ------
Net asset value, end of period....................    $ 17.97       $ 18.93  $ 17.74  $ 15.06       $12.89
                                                      =======       =======  =======  =======       ======
Total return (a)..................................      (4.51)%        7.67%   19.13%   18.19%       21.29%
Net assets, end of period (in thousands)..........    $27,831       $24,722  $25,498  $15,711       $8,176
Ratio of expenses to average daily net
  assets (c)......................................        .75%(b)       .75%     .75%     .74%         .70%(b)
Ratio of net investment income (loss) to average
  daily net assets (c)............................        .81%(b)       .52%     .64%     .83%        1.19%(b)
Portfolio turnover rate (excluding short-term
  securities).....................................       10.2%         42.6%    25.3%    59.2%         5.8%

------------

(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges. For periods less than one year, total return presented has not been annualized.
(b)  Adjusted to an annual basis.
(c) The Fund's Distributor and Adviser voluntarily waived and absorbed $172,828 $328,261, $255,026, $181,190 and $50,025 in expenses for the the period ended January 31, 2001, the years ended July 31, 2000, 1999, and 1998 and the period from January 31, 1997 (date of inception) to July 31, 1997, respectively. If Class A shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 1.42, 1.38%, 1.43%, 1.81% and 2.29%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.14)%, (.10)%, (.04)%, (.24)% and (.40)%, respectively. If Class B shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.17%, 2.13%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.59)%, (.85)%, (.77)%, (.97)% and (1.10)%, respectively. If Class C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.17%, 2.13%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.60)%, (.85)%, (.77)%, (.97)% and (1.10)%, respectively.
(d)  Commencement of operations.

                                                         ADVANTUS INDEX 500 FUND
                                       NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                                                                   CLASS B
                                                       ----------------------------------------------------------------
                                                       PERIOD FROM                                          PERIOD FROM
                                                        AUGUST 1,                                           JANUARY 31,
                                                         2000 TO              YEAR ENDED JULY 31,           1997(D) TO
                                                       JANUARY 31,      -------------------------------      JULY 31,
                                                          2001           2000        1999        1998          1997
                                                       -----------      -------     -------     -------     -----------
Net asset value, beginning of period..............       $ 18.68        $ 17.64     $ 15.01     $ 12.87        $10.69
                                                         -------        -------     -------     -------        ------
Income from investment operations:
  Net investment income (loss)....................             -           (.06)       (.03)        .02           .01
  Net gains (losses) on securities (both realized
    and unrealized)...............................          (.91)          1.25        2.73        2.17          2.21
                                                         -------        -------     -------     -------        ------
    Total from investment operations..............          (.91)          1.19        2.70        2.19          2.22
                                                         -------        -------     -------     -------        ------
Less distributions:
  Dividends from net investment income............          (.02)             -           -        (.03)         (.04)
  Distributions from net realized gains...........          (.05)             -        (.07)       (.02)            -
                                                         -------        -------     -------     -------        ------
    Total distributions...........................          (.07)             -        (.07)       (.05)         (.04)
                                                         -------        -------     -------     -------        ------
Net asset value, end of period....................       $ 17.70        $ 18.68     $ 17.64     $ 15.01        $12.87
                                                         =======        =======     =======     =======        ======
Total return (a)..................................         (4.86)%         6.71%      18.10%      17.17%        20.77%
Net assets, end of period (in thousands)..........       $26,035        $28,076     $24,202     $11,832        $1,962
Ratio of expenses to average daily net
  assets (c)......................................          1.60(b)        1.60%       1.60%       1.60%         1.60%(b)
Ratio of net investment income (loss) to average
  daily net assets (c)............................          (.02)%(b)      (.33)%      (.21)%      (.06)%         .29%(b)
Portfolio turnover rate (excluding short-term
  securities).....................................          10.2%          42.6%       25.3%       59.2%          5.8%

                                                                                CLASS C
                                                    ----------------------------------------------------------------
                                                    PERIOD FROM                                          PERIOD FROM
                                                     AUGUST 1,                                           JANUARY 31,
                                                      2000 TO             YEAR ENDED JULY 31,            1997(D) TO
                                                    JANUARY 31,      ------------------------------       JULY 31,
                                                       2001           2000        1999        1998          1997
                                                    -----------      ------      ------      ------      -----------
Net asset value, beginning of period..............     $18.64        $17.60      $14.97      $12.85         $10.69
                                                       ------        ------      ------      ------         ------
Income from investment operations:
  Net investment income (loss)....................          -          (.06)       (.03)        .01            .01
  Net gains (losses) on securities (both realized
    and unrealized)...............................       (.91)         1.25        2.73        2.16           2.18
                                                       ------        ------      ------      ------         ------
    Total from investment operations..............       (.91)         1.19        2.70        2.17           2.19
                                                       ------        ------      ------      ------         ------
Less distributions:
  Dividends from net investment income............       (.02)            -           -        (.03)          (.03)
  Distributions from net realized gains...........       (.05)         (.15)       (.07)       (.02)             -
                                                       ------        ------      ------      ------         ------
    Total distributions...........................       (.07)         (.15)       (.07)       (.05)          (.03)
                                                       ------        ------      ------      ------         ------
Net asset value, end of period....................     $17.66        $18.64      $17.60      $14.97         $12.85
                                                       ======        ======      ======      ======         ======
Total return (a)..................................      (4.86)%        6.73%      18.03%      17.09%         20.44%
Net assets, end of period (in thousands)..........     $3,196        $3,168      $2,910      $1,508         $  266
Ratio of expenses to average daily net
  assets (c)......................................       1.60(b)       1.60%       1.60%       1.60%          1.60%(b)
Ratio of net investment income (loss) to average
  daily net assets (c)............................       (.03)%(b)     (.33)%      (.21)%      (.06)%          .29%(b)
Portfolio turnover rate (excluding short-term
  securities).....................................       10.2%         42.6%       25.3%       59.2%           5.8%

------------

SHAREHOLDER SERVICES

    The Advantus Family of Funds offers a variety of services that enhance your ability to manage your assets. Check each Fund's prospectus for the details of the services and any limitations that may apply.

EXCHANGE PRIVILEGES: You can move all or part of your investment dollars from one fund to any other Advantus Fund you own (for identical registrations within the same share class) at any time as your needs change. Exchanges are at the then current net asset value (exchanges from the Advantus Money Market Fund will incur the applicable sales charge, if not previously subjected to the charge). Shareholders may make twelve exchanges each calendar year without incurring a transaction charge. Thereafter, there will be a $7.50 transaction charge for each additional exchange within the calendar year.

INCOME DISTRIBUTION FLEXIBILITY: You can have your fund dividends and other distributions automatically reinvested with no sales charge, direct them from one Advantus Fund to any other you own within the Fund family or, if you desire, we'll pay you in cash.

SYSTEMATIC WITHDRAWAL PLAN: You can set up a plan to receive a check at specified intervals from your fund account - subject to minimum guidelines. Depending upon the performance of the underlying investment options, the value may be worth more or less than the original amount invested when withdrawn.

DIRECT DIVIDEND DEPOSITS: At your request we will deposit your dividends or systematic withdrawals directly into your checking or savings account instead of sending you a check.

TELEPHONE EXCHANGE: You may move money from one Advantus account to any other Advantus account you own (with identical registrations within the same share class) just by calling our toll-free number. The Telephone Exchange privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Exchange may be changed (added/deleted) at any time by submitting a request in writing.

SYSTEMATIC EXCHANGE: You may move a set amount of money monthly or quarterly from one Advantus Fund to another Advantus Fund (with identical registrations within the same share class) to diversify your investment portfolio and take advantage of "dollar-cost averaging".

AUTOMATIC PAYMENT OF INSURANCE PREMIUMS: You may automatically pay your Minnesota Life insurance premiums from your Advantus Money Market account.

REDUCED SALES CHARGES: Letter of Intent, combined purchases with spouse, children or single trust estates, and the Right of Accumulation make it possible for you to reduce the sales charge, if any.

AUTOMATIC INVESTMENT PLAN: This special purchase plan enables you to open an Advantus Fund account for as little as $25 and lower your average share cost through "dollar-cost averaging." (Dollar-cost averaging does not assure a profit, nor does it prevent loss in declining markets.) The Automatic Investment Plan allows you to invest automatically monthly, semi-monthly or quarterly from your checking or savings account.

IRAS, OTHER QUALIFIED PLANS: You can use the Advantus Family of Funds for your Traditional, Roth or Education Individual Retirement Account or other qualified plans including: SEP IRA's, SIMPLE IRA's, Profit Sharing, 401(k) Money Purchase or Defined Benefit plans.

TELEPHONE REDEMPTION: You may call us and redeem shares over the phone. The proceeds will be sent by check to the address of record for the account or wire transferred to your bank of record for the account. Wire transfers are for amounts over $500. The prevailing wire charge will be added to the withdrawal amount. The Telephone Redemption privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Redemption may be changed (added/deleted) at any time by submitting a request in writing. To have the redemption automatically deposited into your checking account, please send a voided check from your bank. Depending on the performance of the underlying investment options, the value may be worth more or less than the original amount invested upon redemption. Some limitations apply, please refer to the prospectus for details.

ACCOUNT UPDATES: You'll receive written confirmation of every investment you initiate and quarterly statements to help you track all of your Advantus Fund investments and annual tax statements. Semi-annual and annual reports will provide you with portfolio information, fund performance data and the current investment outlook.

TOLL-FREE SERVICE LINE: For your convenience in obtaining information and assistance directly from Advantus Shareholder Services, call 1-800-665-6005. Advantus Account Representatives are available Monday through Friday from 7:30 a.m. to 5:15 p.m. Central Time. Our voice response system is available 24 hours, seven days a week. This system allows you to access current net asset values, account balances and recent account activity.

INTERNET ADDRESS:  www.AdvantusFunds.com

HOW TO INVEST

You can invest in one or more of the eleven Advantus Funds through a local Registered Representative of Ascend Financial Services, Inc., distributor of the Funds. Contact your representative for information and a prospectus for any of the Advantus Funds you are interested in. To find a Registered Representative near you, call the toll-free service line (1-800-665-6005) or visit www.AdvantusFunds.com.

MINIMUM INVESTMENTS: Your initial investment in any of the Advantus Funds can be as small as $25 when you use our Automatic Investment Plan. Minimum lump-sum initial investment is $250. Minimum subsequent investment is $25.

THE FUND'S MANAGER

Advantus Capital Management, Inc., investment adviser to the Fund, selects and reviews the Fund's investments and provides executive and other personnel for the Fund's management. (For the Advantus International Balanced Fund, Inc., Advantus Enterprise Fund, Inc., and Advantus Venture Fund, Inc., the sub-adviser, Templeton Investment Counsel, Inc., Credit Suisse Asset Management, LLC, and State Street Research & Management Company, respectively, selects the Fund's investments.)

Advantus Capital Management, Inc. manages twelve mutual funds containing $3.0 billion in assets in addition to $11.0 billion in assets for other clients. Advantus Capital's seasoned portfolio managers average more than 13 years of investment experience.

ADVANTUS FAMILY OF FUNDS

Advantus Bond Fund
Advantus Horizon Fund
Advantus Spectrum Fund
Advantus Enterprise Fund
Advantus Cornerstone Fund
Advantus Money Market Fund
Advantus Mortgage Securities Fund
Advantus International Balanced Fund
Advantus Venture Fund
Advantus Index 500 Fund
Advantus Real Estate Securities Fund

     THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED
       TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                        [ADVANTUS -TM- FAMILY OF FUNDS]
                        ASCEND FINANCIAL SERVICES, INC.,
                      SECURITIES DEALER, MEMBER NASD/SIPC
                            400 ROBERT STREET NORTH
                            ST. PAUL, MN 55101-2098
                                 1-800-AFS-1838
                                (1-800-237-1838)

ASCEND FINANCIAL SERVICES, INC.                     PRESORTED STANDARD
400 ROBERT STREET NORTH                             U.S. POSTAGE PAID
ST. PAUL, MN 55101-2098                                ST. PAUL, MN
                                                     PERMIT NO. 3547

ADDRESS SERVICE REQUESTED

F.52035 Rev. 3-2001